GOODWILL OF THE GROUP (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of goodwill [Abstract]
Schedule of Goodwill

	2022 £m	2021 £m
At 1 January and 31 December	470	470
Cost[1]	814	814
Accumulated impairment losses	(344)	(344)
At 31 December	470	470
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.